Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties (Textual)
Accrual amount	$ 240	$ 240
Salary expenses, cash bonus and directors' fee to its related parties in the amount	$ 557	$ 558	$ 596